STAPLED UNITHOLDERS' EQUITY - Normal Course Issuer Bid (Details) - CAD ($) $ in Thousands			12 Months Ended
	Mar. 06, 2019	May 16, 2018	Dec. 31, 2018	Dec. 31, 2017
Normal Course Issuer Bid
Maximum number of stapled units issued and outstanding that may be repurchased pursuant to the normal course issuer bid		3,939,255
Maximum daily purchases that may be made by Granite		16,546
Units repurchased for cancellation			$ 63,530	$ 12,046
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased (in units)			1,282,171	241,034
Stapled Units
Normal Course Issuer Bid
Units repurchased for cancellation			$ 57,915	$ 10,895
Units repurchased (in units)			1,282,000	242,000
Difference between the repurchase price and the average cost			$ 5,600	$ 1,200
Stapled Units | Distributions
Normal Course Issuer Bid
Units repurchased for cancellation	$ 100
Units repurchased (in units)	700